Shareholder Fees - FidelityPuritanFund-RetailPRO	Oct. 30, 2023 USD ($)
FidelityPuritanFund-RetailPRO | Fidelity Puritan Fund
Shareholder Fees:
(fees paid directly from your investment)	none